Unit Activity - Additional information (Details) $ / shares in Units, $ in Thousands								1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 09, 2022 shares	Aug. 11, 2022 shares	May 12, 2022 shares	Feb. 12, 2022 shares	Nov. 10, 2021 shares	Sep. 10, 2021 USD ($) shares	May 27, 2021 shares	Oct. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 shares	Sep. 07, 2021 shares
Unit activity
Number of general partner units issued										640,278	640,278
Number of units converted										(208,334)
Units conversion ratio									1
Tortoise Direct Opportunities Fund LP | Series A Convertible Preferred Units
Unit activity
Shares held							416,677
Number of units sold							208,333
Number of units converted							208,334
General Partner Unit
Unit activity
Amount of contribution | $						$ 450
Number of general partner units issued						25,161
Number of units sold										25,161
Amount of net proceeds, after sale commissions | $										$ 451
General Partner Unit | Partnership
Unit activity
Ownership interest (in percent)						1.83%
Common Units [Member]
Unit activity
Number of units in exchange of IDRs										673,080		673,080
Number of units sold								41,940
Average gross sales price per unit | $ / shares								$ 20.06
Amount of net proceeds, after sale commissions | $								$ 830
Amount of sales commissions paid | $								$ 10
Number of units converted										215,292
Common Units [Member] | ATM October 25 2021
Unit activity
Number of units sold										10,902
Common Units [Member] | ATM October 26 2021
Unit activity
Number of units sold										31,038
Common Units [Member] | Tortoise Direct Opportunities Fund LP
Unit activity
Partners' Capital Account, Units, Conversion Rate							1.0334
Number of units converted							215,292
Class B Units [Member]
Unit activity
Number of units in exchange of IDRs										673,080		673,080
Number of units converted	84,135	84,135	84,135	84,135	84,135
Units conversion ratio	1	1	1	1	1